TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of Trade Receivables and Other

	At December 31,
	2022		2021
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	467	—	607
Impairment	—	(2)	—	(4)
Total trade receivables - net	—	465	—	603
Income tax receivables	14	16	24	20
Other tax receivables	—	38	—	40
Contract assets	15	2	19	2
Prepaid expenses	1	8	1	9
Other	13	10	11	9
Total other receivables	43	74	55	80
Total trade receivables and other	43	539	55	683

Schedule of Aging of Total Trade Receivables—Net

	At December 31,
(in millions of Euros)	2022	2021
Not past due	453	596
1 – 30 days past due	10	6
31 – 60 days past due	2	1
Total trade receivables - net	465	603

Schedule of Currency Concentration of Total Trade Receivables

	At December 31,
(in millions of Euros)	2022	2021
Euro	225	277
U.S. Dollar	213	305
Swiss franc	8	4
Other currencies	19	17
Total trade receivables - net	465	603